Financial Income and Expenses	12 Months Ended
Dec. 31, 2020
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Financial Income and Expenses
27	FINANCIAL INCOME AND EXPENSES
For the years ended on December 31, these items include the following:

	2018	2019	2020
Financial income:
Interest on loans to third parties	27,060	36,876	863
Profit for present value of financial asset or financial liability	9,786	30,408	32,734
Interest on short-term bank deposits	3,811	4,770	2,457
Commissions and collaterals	1,448	535	601
Others	9,431	1,757	2,765

	51,536	74,346	39,420

Financial expenses:
Interest expense:
- Bank loans	100,256	93,019	69,420
- Bonds	27,388	26,113	26,771
- Loans from third parties	32,431	16,275	12,612
- Right-of-use	—	5,978	4,600
- Financial lease	3,768	2,218	3,139
Commissions and collaterals	31,668	24,521	14,077
Loss for present value of financial asset or financial liability	25,796	41,131	4,552
Exchange difference loss, net	23,704	32,840	5,802
Derivative financial instruments	268	92	64
Other financial expenses	23,656	18,176	20,793
Less capitalized interest	(8,167)	(7,229)	(4,887)

	260,768	253,134	156,943